March 12, 1997



To Our Shareholders:

I am pleased to present the January 31, 1997 Semi-Annual Report for the Great Hall Prime, U.S. Government and Tax-Free Money Market Funds. This report contains a statement of each Funds's financial condition as of January 31, 1997, which includes a detailed listing of the portfolio investments, and a statement of each Fund's operations and changes in net assets for the six month period.

Short-term interest rates stayed within a rather narrow range during this period. The Federal Reserve made no changes in monetary policy, reflecting its satisfaction with the current state of the economy. Inflation continues to run at approximately 3% and real economic growth remains moderate. Because of the stability in rates of money market instruments, the yields on the Great Hall Money Market Funds remained quite stable.

Each of these Funds is managed in accordance with the stringent standards required by the SEC for money market funds. We manage these Funds to meet the objectives of prudent investment management, safety of principal, and liquidity. By emphasizing thorough credit analysis, we have produced competitive yields without using risky derivatives or other yield-enhancing devices that would increase the risk of these Funds. This conservative investment policy has kept the confidence of investors and has helped the Funds grow to a record $3.4 billion. This growth has benefited our shareholders because it has reduced the expense ratio per dollar invested in the Funds.

Thank you for your continued confidence in us. We will continue to manage these Funds using the conservative principles and high degree of care that you have come to expect from us.

Sincerely,



/s/ J. Scott Spiker
Chief Executive Officer
Great Hall Investment Funds, Inc.

STATEMENTS OF ASSETS AND LIABILITIES
January 31, 1997
                                         Prime     U.S. Government   Tax-Free
                                         Money          Money          Money
(unaudited)                           Market Fund    Market Fund    Market Fund
-------------------------------------------------------------------------------
Assets:
Investments in securities
  at market value (note 2),
  (identified cost $2,870,583,275;
  $174,055,903 and $398,805,746,
  respectively)..................    $2,870,583,275  $174,055,903  $398,805,746
Cash in bank on
  demand deposit.................            11,010        26,018       123,248
Accrued interest receivable......         9,096,817       719,635     2,533,159
-------------------------------------------------------------------------------
Total assets.....................     2,879,691,102   174,801,556   401,462,153
-------------------------------------------------------------------------------
Liabilities:
Payable for investment
  securities purchased...........        14,973,900     2,000,021     2,149,701
Accrued investment
  advisory fee...................         1,141,141        66,311       180,193
Other accrued expenses...........           231,868        65,499        77,601
-------------------------------------------------------------------------------
Total liabilities................        16,346,909     2,131,831     2,407,495
-------------------------------------------------------------------------------
Net assets applicable to
  outstanding capital stock......    $2,863,344,193  $172,669,725  $399,054,658
-------------------------------------------------------------------------------

Represented by:
Capital stock -- authorized
  100 billion shares of $.01
  par value for each Fund,
  outstanding 2,863,344,193;
  172,669,725 and 399,054,658
  shares, respectively...........       $28,633,442    $1,726,697    $3,990,547
Additional paid-in capital.......     2,834,710,751   170,943,028   395,064,111
-------------------------------------------------------------------------------
    Total -- representing net
      assets applicable
      to outstanding
      capital stock..............    $2,863,344,193  $172,669,725  $399,054,658
-------------------------------------------------------------------------------
Net asset value per share
  of outstanding capital stock...             $1.00         $1.00         $1.00
-------------------------------------------------------------------------------

                See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
Six months ended January 31, 1997
                                         Prime     U.S. Government   Tax-Free
                                         Money          Money          Money
(unaudited)                           Market Fund    Market Fund    Market Fund
-------------------------------------------------------------------------------
Income:
Interest..........................      $74,350,801    $4,304,366    $7,043,850

Expenses (note 4):
Investment advisory fee...........        6,388,591       368,300       986,134
 Custodian, accounting and
  transfer agent fees.............          198,000        26,405        21,000
 Sub-accounting transfer
  agent fees......................        1,470,000        34,608        52,557
 Reports to shareholders..........          277,763         5,500        16,000
 Amortization of
  organization costs..............            8,549         4,578         5,285
 Directors' fees..................            5,250         5,250         5,250
 Audit and legal fees.............               --         6,500        13,400
 Registration fees................          255,000        27,363        41,870
 Administrative...................            9,000           300         4,800
 Other expenses...................           27,627           797        12,117
-------------------------------------------------------------------------------
Total expenses....................        8,639,780       479,601     1,158,413
-------------------------------------------------------------------------------
Investment income -- net..........       65,711,021     3,824,765     5,885,437
-------------------------------------------------------------------------------
Net increase in net assets
 resulting from operations........      $65,711,021    $3,824,765    $5,885,437
-------------------------------------------------------------------------------

                See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                              Prime                        U.S. Government                       Tax-Free
                                        Money Market Fund                 Money Market Fund                 Money Market Fund
------------------------------------------------------------------------------------------------------------------------------------
                                    Six-month          Year           Six-month          Year           Six-month          Year
                                   period ended        Ended         period ended        Ended         period ended        Ended
                                      1/31/97         7/31/96          1/31/97          7/31/96          1/31/97          7/31/96
                                    (unaudited)                      (unaudited)                       (unaudited)
------------------------------------------------------------------------------------------------------------------------------------
Operations:
  Investment income,
    net.....................        $65,711,021     $94,637,073       $3,824,765      $6,521,362        $5,885,437      $11,649,531
------------------------------------------------------------------------------------------------------------------------------------
  Net increase in net
    assets resulting
    from operations.........         65,711,021      94,637,073        3,824,765       6,521,362         5,885,437       11,649,531
------------------------------------------------------------------------------------------------------------------------------------
Distributions to
  shareholders from:
    Investment income
      -- net................        (65,711,021)    (94,637,073)      (3,824,765)     (6,521,362)       (5,885,437)     (11,649,531)
    Net realized gains......                  --              --               --             --                 --        (378,871)
------------------------------------------------------------------------------------------------------------------------------------
  Total distributions to
    shareholders............        (65,711,021)    (94,637,073)      (3,824,765)     (6,521,362)       (5,885,437)     (12,028,402)
------------------------------------------------------------------------------------------------------------------------------------
Capital share transactions
  at net asset value of
  $1.00 per share:
    Proceeds from
      sales.................        920,810,827   1,205,825,019       98,905,766     174,595,563       255,158,751      358,435,430
    Shares issued for
      reinvestment of
      distributions.........         65,711,021      94,637,073        3,824,765       6,521,362         5,885,437       12,028,402
    Payment for shares
      redeemed..............       (528,633,572)   (493,931,322)     (76,745,960)   (156,680,720)     (221,142,762)    (374,204,795)
------------------------------------------------------------------------------------------------------------------------------------
  Increase (decrease) in net
    assets from capital
    share transactions......        457,888,276     806,530,770       25,984,571      24,436,205        39,901,426       (3,740,963)
------------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease)
  in net assets.............        457,888,276     806,530,770       25,984,571      24,436,205        39,901,426       (4,119,834)
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning
  of period.................      2,405,455,917   1,598,925,147      146,685,154     122,248,949       359,153,232      363,273,066
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end
  of period.................     $2,863,344,193  $2,405,455,917     $172,669,725    $146,685,154      $399,054,658     $359,153,232
------------------------------------------------------------------------------------------------------------------------------------

                                                 See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.  Organization

    Great Hall Investment Funds, Inc. (the Company) was incorporated on June 24, 1991 and is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company and presently includes three funds; Prime Money Market Fund, U.S. Government Money Market Fund and Tax-Free Money Market Fund (the funds). The Company's articles of incorporation permit the board of directors to create additional funds in the future.

2.  Summary of Significant Accounting Policies

    The significant accounting policies followed by the funds are as follows:

    Investments in Securities
    Pursuant to Rule 2a-7 of the Investment Company Act of 1940 (as amended), securities are valued at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1 per share.

    Security transactions are accounted for on the date the securities are purchased or sold. Interest income, including amortization of discount and premium, is accrued daily.

    Use of Estimates
    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    Federal Taxes
    The funds' policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no income tax provision is required. Each fund is treated as a separate entity for federal income tax purposes. In addition, on a calendar-year basis, each fund intends to distribute substantially all of its net investment income and realized gains, if any, to avoid the payment of any federal excise taxes.

    Distribution to Shareholders
    Distribution to shareholders from net investment income are declared daily and paid monthly through reinvestment in additional shares of the funds at net asset value or payable in cash.

    Organization Costs
    Organization expenses were incurred in connection with the start-up and initial registration of the funds. These costs were amortized over 60 months on a straight-line basis through October, 1996.

    Repurchase Agreements
    Securities pledged as collateral for repurchase agreements are held by the funds' custodian bank until maturity of the repurchase agreement. Procedures for all agreements ensure that the daily market value of the collateral is in excess of the repurchase agreement in the event of default.

3.  Investment Security Transactions

    Cost of purchases and proceeds from sales of securities from August 1, 1996 to January 31, 1997 were as follows:

                                                 Purchases       Sales Proceeds
    ---------------------------------------------------------------------------
    Prime Money Market Fund...............     $7,386,931,410    $6,926,480,166
    U.S. Government Money Market Fund.....      3,466,923,837     3,439,213,000
    Tax-Free Money Market Fund............        588,691,382       551,791,768

4.  Fees and Expenses

    The Company has entered into an investment advisory and management agreement with Interra Advisory Services, Inc. (IAS), formerly IFG Asset Management Services, Inc., under which IAS manages each fund's assets and furnishes related office facilities, equipment, research and personnel.
    The agreement requires each fund to pay IAS a monthly fee based upon average daily net assets. The fee for the Prime Money Market Fund is equal to an annual rate of 0.55% of the first $700 million in net assets and then decreasing in reduced percentages to 0.40% of net assets in excess of $2 billion. The fee for the U.S. Government Money Market Fund is equal to an annual rate of 0.50% of the first $100 million in net assets and then decreasing in reduced percentages to 0.35% of net assets in excess of $300 million. The fee for the Tax-Free Money Market Fund is equal to an annual rate of 0.50% of net assets.

    Each of the three funds has also entered into sub-accounting agreements with affiliates Dain Bosworth Incorporated (DBI) and Rauscher Pierce Refsnes, Inc. (RPR) where each firm performs various transfer and dividend disbursing agent services. The fee, which is paid monthly to DBI and RPR for providing such service, is equal to an annual rate of $12 per shareholder account plus certain out-of-pocket expenses.

    In addition to the investment advisory and management fee and the shareholder account servicing fee, each fund is responsible for paying most other operating expenses including outside directors' fees and expenses, custodian fees, registration fees, printing and shareholder reports, transfer agent fees and expenses, legal, auditing and accounting services, organizational costs, insurance, interest and other miscellaneous expenses.

    Legal fees and expenses of $21,155 for the period ended January 31, 1997 were paid to a law firm of which the secretary of the funds is a partner.

5.  Financial Highlights

    Per share data for a share of capital stock outstanding throughout each period and selected information for the period are as follows:

                                                                 Prime Money Market Fund
--------------------------------------------------------------------------------------------------------------
                                           Six-month
                                          period ended    Year ended    Year ended    Year ended    Year ended
                                            1/31/97        7/31/96        7/31/95       7/31/94       7/31/93
                                          (unaudited)
--------------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period...............         $1.00          $1.00          $1.00         $1.00         $1.00
--------------------------------------------------------------------------------------------------------------
Income from
  investment operations.............          0.03           0.05           0.05          0.03          0.03
Distributions to shareholders
  from investment income............         (0.03)         (0.05)         (0.05)         (0.03)       (0.03)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period......         $1.00          $1.00          $1.00          $1.00        $1.00
--------------------------------------------------------------------------------------------------------------
Total return........................          2.5%           5.0%           4.9%           2.8%         2.7%
Net assets at end
  of period (000s omitted)..........    $2,863,344     $2,405,456     $1,598,925     $1,029,775     $861,670
Ratio of expenses to
  average daily net assets**........         0.64%*         0.70%          0.77%          0.80%        0.78%
Ratio of net investment
  income to average
  daily net assets**................         4.85%*         4.93%	         4.93%          2.81%        2.68%
--------------------------------------------------------------------------------------------------------------

 *  Adjusted to an annual basis.

** Various fund fees and expenses were voluntarily waived or absorbed by IAS for the Prime Money Market Fund during the periods prior to 1995. Had the Fund paid all expenses, the ratio of expenses and net investment income to average daily net assets would have been 0.81%/2.80% for the year ended July 31, 1994 and 0.82%/2.64% for the year ended July 31, 1993.

                                                           U.S. Government Money Market Fund
--------------------------------------------------------------------------------------------------------------
                                           Six-month
                                          period ended    Year ended    Year ended    Year ended    Year ended
                                            1/31/97        7/31/96        7/31/95       7/31/94       7/31/93
                                          (unaudited)
--------------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period...............         $1.00          $1.00          $1.00         $1.00         $1.00
--------------------------------------------------------------------------------------------------------------
Income from
  investment operations.............          0.02           0.05           0.05          0.03          0.03
Distributions to shareholders
  from investment income............         (0.02)         (0.05)         (0.05)        (0.03)        (0.03)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period......         $1.00          $1.00          $1.00         $1.00         $1.00
--------------------------------------------------------------------------------------------------------------
Total return........................          2.4%           4.9%           4.8%          2.7%          2.6%
Net assets at end
  of period (000s omitted)..........      $172,670       $146,685       $122,249       $56,815       $66,558
Ratio of expenses to
  average daily net assets..........         0.60%*         0.65%          0.73%         0.78%         0.79%
Ratio of net investment
  income to average
  daily net assets..................         4.80%*         4.87%          4.94%         2.73%         2.57%
--------------------------------------------------------------------------------------------------------------

 *  Adjusted to an annual basis.

                                                             Tax-Free Money Market Fund
--------------------------------------------------------------------------------------------------------------
                                           Six-month
                                          period ended    Year ended    Year ended    Year ended    Year ended
                                            1/31/97        7/31/96        7/31/95       7/31/94       7/31/93
                                          (unaudited)
--------------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period...............         $1.00          $1.00          $1.00         $1.00         $1.00
--------------------------------------------------------------------------------------------------------------
Income from
  investment operations.............          0.02           0.03           0.03          0.02          0.02
Distributions to shareholders
  from investment income............         (0.02)         (0.03)         (0.03)        (0.02)        (0.02)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period......         $1.00          $1.00          $1.00         $1.00         $1.00
--------------------------------------------------------------------------------------------------------------
Total return........................          1.5%           3.0%           3.1%          2.0%          2.1%
Net assets at end
  of period (000s omitted)..........      $399,055       $359,153       $363,273      $275,278      $209,469
Ratio of expenses to
  average daily net assets..........         0.59%*         0.59%          0.60%         0.65%         0.67%
Ratio of net investment
  income to average
  daily net assets..................         2.98%*         3.03%          3.14%         1.98%         2.09%
--------------------------------------------------------------------------------------------------------------

*  Adjusted to an annual basis.

PRIME MONEY MARKET FUND
Investments in Securities (unaudited)
January 31, 1997
                                                    Principal         Market
Name of Issuer                                        Amount         Value (a)
-------------------------------------------------------------------------------
     (Percentages of each investment category relate to total net assets.)

Commercial Paper & Other Corporate Obligations (93.13%):
-------------------------------------------------------------------------------

Agricultural Products (1.04%)
  Cargill Inc., 5.30%, 4/11/97                     $20,000,000      $19,796,833
  Cargill Financial Services, Inc., 5.63%, 3/4/97   10,000,000 (d)    9,951,562
                                                                    -----------
                                                                     29,748,395
                                                                    -----------
Banks - Domestic (14.18%)
  Allegheny University Hospital,
    5.45%-5.48%, 2/18/97, LOC PNC Bank              25,000,000       24,935,518
  Bank of America, NT & SA,
    5.28%-5.40%, 2/26/97-4/21/97                    30,000,000       29,945,000
  Bankers Trust Company,
    5.27%-5.81%, 3/25/97-1/8/98                     61,600,000 (e)   61,466,254
  Boatmen's Bank of St. Louis, 5.50%, 6/17/97       10,000,000 (e)   10,000,000
  First Bank, Minneapolis, N.A.,
    5.28%-5.30%, 3/11/97-10/24/97                    20,000,00 (e)   19,965,712
  First National Bank of Chicago,
    5.47%-6.05%, 5/27/97-6/13/97                     7,000,000        7,016,864
  Formosa Plastics USA, 5.34%-5.42%,
    3/13/97-4/9/97, LOC Bank of America             20,600,000       20,436,781
  Morgan Guaranty Trust Company,
    5.37%-5.40%, 2/4/97-11/14/97                    59,000,000 (e)   58,991,448
  National Bank of Detroit, 5.64%, 7/15/97           4,300,000        4,300,762
  NationsBank, N.A., (Carolinas),
    Bankers Acceptance, 5.36%, 7/9/97                9,000,000        8,788,280
  Norwest Corporation,
    5.28%-5.75%, 3/5/97-11/15/97                    24,000,000       23,939,780
  PNC Bank, N.A., 5.34%, 11/25/97                    5,000,000 (e)    4,997,622
  Regions Bank, 5.36%-5.45%, 2/14/97-5/19/97        64,000,000       63,995,965
  Suntrust Bank, Atlanta, Bankers Acceptance,
    5.29%-5.32%, 2/5/97-3/10/97                     40,000,000       39,878,888
  Wachovia Bank, North Carolina,
    5.76%-5.85%, 4/14/97                             7,400,000 (e)    7,401,676
  Wachovia Bank of Georgia, N.A.,
    Bankers Acceptance, 5.32, 2/28/97               20,000,000       19,920,200
                                                                    -----------
                                                                    405,980,750
                                                                    -----------
Banks - Other (21.13%)
  ABN - AMRO, 5.39%-5.72%, 3/18/97-12/23/97         20,000,000       19,992,141
  Accor S.A., 5.33%-5.36%, 3/11/97-4/23/97
    LOC Banque Nationale De Paris                   60,000,000       59,465,139
  Banca Serfin SA, 5.30%, 2/6/97,
    LOC Barclays Bank                               15,000,000       14,988,958
  Banco Nacional De Mexico,
    5.34%, 2/25/97, LOC Barclay Bank                10,000,000        9,964,400
  Bank of Nova Scotia,
    5.37%-5.41%, 2/12/97-4/21/97                    60,000,000       59,845,613
  Barclay Bank, 5.35%, 3/17/97                      15,000,000       15,000,277
  Canadian Imperial Bank of Commerce,
    5.38%, 2/3/97                                   15,000,000       15,000,008
  COFCO Capital Corporation,
    5.36%, 3/10/97, LOC Credit Suisse               10,000,000        9,944,911
  Commed Fuel Co., Inc.
    5.32%, 2/7/97, LOC CIBC                         20,994,000       20,919,652
    5.32%-5.40%, 2/13/97-4/14/97,
      LOC Credit Suisse                             14,059,000       14,046,534

              See accompanying notes to investments in securities.

PRIME MONEY MARKET FUND
Investments in Securities (continued)
                                                    Principal         Market
Name of Issuer                                        Amount         Value (a)
-------------------------------------------------------------------------------
Commercial Paper & Other Corporate Obligations (continued):
-------------------------------------------------------------------------------

Banks - Other (continued)
  Daewoo International,
    5.36%, 3/12/97, LOC Credit Suisse              $10,000,000       $9,941,933
  Deutsche Bank, 5.39%-5.70%, 2/3/97-4/28/97        52,000,000       52,000,963
  Dresdner Bank, 5.37%, 3/25/97                     23,000,000       23,005,659
  Formosa Plastics Corporation USA,
    5.33%-5.35%, 3/14/97-4/16/97,
      LOC ABN - AMRO Bank                           30,000,000       29,743,987
  Galicia Buenos Aires Funding Corp.,
    5.35%, 2/18/97, LOC Dresdner Bank AG            10,000,000        9,974,736
  JMG Funding Inc.,
    5.34%, 2/13/97, LOC Societe Generale            13,167,000       13,143,563
  National Westminister Bank,
    5.38%-5.52%, 2/24/97-7/1/97                     45,000,000       45,001,020
  Petroleo Brasiliero,
    5.32%, 4/1/97, LOC Barclays Bank                20,000,000       19,825,622
  Rabobank Nederland NY, 5.54%, 12/4/97             14,700,000       14,698,817
  Royal Bank of Canada,
    5.53%-5.55%, 2/10/97-8/13/97                    25,700,000       25,682,623
  Sinochem American, Inc., 5.35%-5.43%,
    2/14/97-5/2/97, LOC Credit Suisse               22,800,000       22,609,352
  Societe Generale,
    5.85%-6.12%, 4/15/97-6/10/97                    13,000,000       12,998,267
  Southwest Student Services Corp.,
    5.40%, 2/20/97, LOC Dresdner Bank NY            10,832,000       10,801,129
  Sunkyung American Inc., 5.39%-5.44%,
    2/10/97-3/18/97, LOC Credit Suisse              15,000,000       14,952,525
  Swiss Bank Corp., 5.54%, 3/19/97                  14,000,000       14,002,750
  Toronto Dominion Holdings, Inc.,
    5.26%-5.34%, 3/27/97-4/14/97                    48,000,000       47,539,007
                                                                    -----------
                                                                    605,089,586
                                                                    -----------
Business Machines (1.07%)
  Pitney Bowes Credit Inc., 5.59%, 3/3/97           10,000,000        9,953,458
  Xerox Corporation, 5.30%, 2/7/97                  20,600,000       20,581,804
                                                                    -----------
                                                                     30,535,262
                                                                    -----------
Conglomerates (5.03%)
  American Brands, 5.29%-5.38%, 2/11/97-4/10/97     56,079,000 (d)   55,816,538
  CPC International, 5.30%, 3/13/97                 20,000,000 (d)   19,882,222
  Pacific Dunlop Holdings, Inc.,
    5.31%-5.38%, 2/18/97-4/30/97                    65,118,000 (d)   64,612,715
  Phillip Morris Companies, Inc.,
    5.65%-5.81%, 3/15/97-6/15/97                     3,828,000        3,855,704
                                                                    -----------
                                                                    144,167,179
                                                                    -----------

              See accompanying notes to investments in securities.

PRIME MONEY MARKET FUND
Investments in Securities (continued)
                                                    Principal         Market
Name of Issuer                                        Amount         Value (a)
-------------------------------------------------------------------------------
Commercial Paper & Other Corporate Obligations (continued):
-------------------------------------------------------------------------------

Drugs & Cosmetics (1.97%)
  Bayer Corporation, 5.33%, 2/12/97                $16,600,000      $16,572,965
  Pfizer Inc., 5.30%, 3/12/97                       20,000,000       19,885,167
  Warner Lambert Co., 5.29%, 2/26/97                20,000,000       19,926,528
                                                                    -----------
                                                                     56,384,660
                                                                    -----------
Financial - Auto (2.00%)
  Ford Motor Credit Corporation,
    5.30%-5.93%, 3/11/97-12/1/97                    30,000,000       29,915,611
  Toyota Motor Credit Corporation,
    5.27%-5.28%, 2/12/97-2/26/97                    27,500,000       27,424,938
                                                                    -----------
                                                                     57,340,549
                                                                    -----------
Financial - Diversified Business (12.04%)
  American General Finance Corporation,
    5.34%-5.85%, 3/12/97-11/15/97                   35,700,000       35,486,397
  Associates Corporation of North America,
    5.55%-6.00%, 6/13/97-6/15/97                    11,375,000       11,490,144
  Avco Financial Services,
    5.29%-5.88%, 3/6/97-11/17/97                    13,250,000 (e)   13,216,264
  Beneficial Corporation,
    5.23%-6.28%, 2/25/97-11/17/97                   68,400,000       68,318,111
  CIT Group Holdings, 5.55%-5.72%, 7/1/97            4,450,000        4,504,669
  General Electric Capital Corporation,
    5.34%-5.35%, 5/20/97-6/17/97                    40,000,000       39,275,378
  Household Finance Company,
    5.24%-5.84%, 2/24/97-1/27/98                    42,900,000 (e)   42,949,111
  Merrill Lynch & Co.,
    5.35%-5.61%, 4/4/97-10/16/97                    39,000,000 (e)   38,635,029
  Morgan Stanley & Company,
    5.32%-5.90%, 2/10/97-4/25/97                    51,975,000 (e)   51,701,294
  Norwest Corporation, 5.54%, 5/1/97                 1,800,000        1,815,860
  Transamerica Finance Corporation,
    5.30%-5.77%, 3/10/97-8/15/97                    37,550,000       37,377,281
                                                                    -----------
                                                                    344,769,537
                                                                    -----------
Financial - Diversified Business, Asset-Backed (22.14%)
  Asset Securitization Coop. Corporation,
    5.33%-5.38%, 2/25/97-4/7/97                     46,925,000 (d)   46,623,041
  Barton Capital Corporation,
    5.32%-5.40%, 2/20/97-4/18/97                    37,299,000 (d)   37,040,907
  Delaware Funding Corporation,
    5.33%-5.38%, 2/7/97-4/3/97                      60,624,000 (d)   60,326,500
  Falcon Asset Securitization,
    5.32%-5.52%, 2/18/97-4/22/97                    73,660,000 (d)   73,207,357
  Fleet Funding Corporation,
    5.32%-5.40%, 2/13/97-3/5/97                     40,000,000 (d)   39,867,861
  Monte Rosa Capital Corporation,
    5.30%-5.45%, 2/12/97-3/7/97                     31,555,000       31,446,629
  Preferred Receivables Funding Corporation,
    5.30%-5.40%, 2/4/97-3/25/97                     70,525,000       70,284,192
  Receivables Capital Corporation,
    5.33%-5.37%, 2/7/97-5/1/97                      65,382,000 (d)   65,052,947
  Redwood Receivables Corporation,
    5.32%-5.35%, 3/5/97-3/28/97                     55,218,000       54,838,279

              See accompanying notes to investments in securities.

PRIME MONEY MARKET FUND
Investments in Securities (continued)
                                                    Principal         Market
Name of Issuer                                        Amount         Value (a)
-------------------------------------------------------------------------------
Commercial Paper & Other Corporate Obligations (continued):
-------------------------------------------------------------------------------

Financial - Diversified Business, Asset-Backed (continued)
  Retailer Funding Corporation, 5.35%, 3/13/97     $20,899,000      $20,774,767
  Triple A One Funding,
    5.33%-5.40%, 2/10/97-2/27/97                    55,197,000 (d)   55,053,887
  Triple A One Plus Funding Corporation,
    5.40%, 2/13/97                                  10,000,000 (d)    9,982,000
  Windmill Funding Corporation,
    5.32%-5.40%, 2/6/97-3/18/97                     69,738,000 (d)   69,513,730
                                                                    -----------
                                                                    634,012,097
                                                                    -----------
Food & Beverage (1.48%)
  Campbell Soup Company, 5.29%, 3/3/97              12,550,000       12,494,675
  HJ Heinz Company, 5.30%, 3/11/97                  17,000,000       16,904,895
  Kellogg Company, 5.62%, 7/15/97                    5,000,000        5,006,184
  PepsiCo Incorporated, 5.96%, 5/15/97               1,000,000        1,002,448
  Sysco Corporation, 5.45%, 2/25/97                  7,000,000        6,974,567
                                                                    -----------
                                                                     42,382,769
                                                                    -----------
Metals & Mining (0.51%)
  Aluminum Company of America, 5.40%, 2/20/97       14,600,000       14,558,390
                                                                    -----------
Municipals (4.22%)
  Arapahoe County, CO Series A,
    5.75%-6.00%, 11/1/10-11/1/13,
      LOC Banque Nationale De Paris                  6,430,000 (b)    6,430,000
  Bedford County Virginia Industrial
    Development Authority
      5.50%, 12/1/25,
        LOC Canadian Imperial Bank of Commerce      15,000,000 (b)   15,000,000
      5.50%, 12/1/25, LOC Societe Generale           8,000,000 (b)    8,000,000
  City of Palmdale,
    CA Community Redevelopment, 5.82%, 11/15/97     10,000,000       10,069,340
  MetroCrest Hospital Authority,
    5.48%, 3/3/97, LOC Bank of New York             10,000,000        9,954,951
  New York City, New York G.O.,
    5.50%-5.55%, 2/4/97-8/1/15, FGIC Insured        37,145,000 (b)   37,145,000
  Oakland Alameda County Stadium, 5.44%, 3/7/97,
    LOC Canadian Imperial Bank of Commerce           9,900,000        9,900,000
  Siouxland Regional Cancer Center,
    5.74%, 12/1/14, MBIA Insured                     4,375,000 (b)    4,375,000
  West Baton Rouge Ind. Dev.
    (Dow Chemical Co.), 5.39%-5.50%, 11/1/25        20,000,000 (b)   20,000,000
                                                                    -----------
                                                                    120,874,291
                                                                    -----------
Oil Services (0.77%)
  Mobil Australia, 5.32%, 2/3/97                    20,000,000 (d)   19,994,089
  Texaco Capital Corp., 5.82%, 11/15/97              2,000,000        2,047,932
                                                                    -----------
                                                                     22,042,021
                                                                    -----------

              See accompanying notes to investments in securities.

PRIME MONEY MARKET FUND
Investments in Securities (continued)
                                                    Principal         Market
Name of Issuer                                        Amount         Value (a)
-------------------------------------------------------------------------------
Commercial Paper & Other Corporate Obligations (continued):
-------------------------------------------------------------------------------

Printing & Publishing (0.42%)
  Donnelley (R.R.) & Sons Co., 5.28%, 2/25/97      $12,000,000      $11,957,760
                                                                    -----------
Restaurants & Lodging (0.07%)
  McDonalds Corporation, 5.81%, 2/18/97              2,000,000        2,002,818
                                                                    -----------
Retail Stores (0.11%)
  Dillard Department Stores, 5.80%, 9/15/97          3,000,000        3,067,963
                                                                    -----------
Utilities - Electric (3.20%)
  Baltimore Gas & Electric Company,
    5.27%-5.89%, 2/27/97-7/2/97                     23,000,000       22,968,816
  Carolina Power & Light,
    5.30%-5.38%, 2/20/97-3/11/97                    37,045,000       36,905,353
  Duke Power Company, 5.64%, 8/12/97                 2,060,000        2,059,793
  Northern States Power, 5.28%, 2/7/97              10,000,000        9,991,200
  Southern California Edison,
    5.33%-5.42%, 3/3/97-4/4/97                      20,000,000       19,839,725
                                                                    -----------
                                                                     91,764,887
                                                                    -----------
Utilities - Telephone (1.75%)
  Bellsouth Capital Funding,
    5.29%-5.33%, 2/3/97-2/6/97                      38,050,000       38,028,645
  Bellsouth Telecommunications, 5.50%, 2/11/97      12,000,000       11,981,667
                                                                    -----------
                                                                     50,010,312
-------------------------------------------------------------------------------
Total Commercial Paper & Other
    Corporate Obligations (cost:  $2,666,689,226)                $2,666,689,226
-------------------------------------------------------------------------------

              See accompanying notes to investments in securities.

PRIME MONEY MARKET FUND
Investments in Securities (continued)
                                                    Principal         Market
Name of Issuer                                        Amount         Value (a)
-------------------------------------------------------------------------------
Government & Agencies Securities (7.12%):
-------------------------------------------------------------------------------

  Downey Savings & Loan Assoc.,
    5.35%, 4/14/97, LOC Fed. Home Loan Bank        $15,000,000      $14,839,500
  Federal Farm Credit Bank,
    5.29%-5.58%, 3/17/97-10/1/97                    55,000,000 (e)   54,993,182
  Federal Home Loan Bank,
    5.48%-5.84%, 3/20/97-12/16/97                   19,500,000 (e)   19,492,623
  Federal National Mortgage Association,
    5.21%-5.71%, 4/17/97-11/10/97                   65,000,000 (e)   65,096,029
  Federal National Mortgage Corp.,
    5.40%, 12/3/97                                  10,000,000        9,994,299
  Private Export Funding Corp., 5.78%, 4/30/97       5,000,000        5,027,385
  Secondary Market Services,
    5.32%-5.40%, 2/5/97-2/24/97,
      LOC Student Loan Marketing Assoc.             34,500,000       34,451,031
-------------------------------------------------------------------------------
Total Government & Agencies Securities (cost:  $203,894,049)       $203,894,049
-------------------------------------------------------------------------------
Total Investment in Securities (cost:  $2,870,583,275)  (c)      $2,870,583,275
-------------------------------------------------------------------------------

Notes to Investments in Securities:

(a) Securities are valued in accordance with procedures described in note 2 to the financial statements.
(b) All or a portion consists of securities with interest rates that vary to reflect current market conditions; rate shown is the effective rate on January 31, 1997. The maturity date shown represents final maturity. However, for purposes of Rule 2a-7, maturity is the next interest rate reset date at which time the security can be put back to the issuer.
(c)  Also represents cost for federal income tax purposes.
(d) All or a portion consists of commercial paper sold within terms of a private placement memorandum, exempt from registration under section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Directors.
(e) All or a portion consists of short-term securities with interest rates that reset at set intervals at rates that are based on specific market indices. Rate shown is the effective rate on January 31, 1997.

U.S. GOVERNMENT MONEY MARKET FUND
Investments in Securities (unaudited)
January 31, 1997
                                                    Principal          Market
Name of Issuer                                        Amount          Value (a)
-------------------------------------------------------------------------------
     (Percentages of each investment category relate to total net assets.)

Government & Agencies Securities (100.80%):
-------------------------------------------------------------------------------

Federal Home Loan
  Mortgage Corporation Notes (28.53%)
    5.21%-6.04%, 2/10/97-12/3/97                   $49,500,000 (c)  $49,266,640
Federal National
  Mortgage Association Notes (25.70%)
    5.21%-5.56%, 2/12/97-9/12/97                    44,590,000 (c)   44,376,944
Federal Home Loan Bank Notes (19.52%)
  5.22%-5.98%, 2/3/97-12/16/97                      33,710,000       33,701,944
Federal Farm Credit Bank Notes (22.27%)
  5.29%-5.71%, 2/3/97-2/3/98                        38,450,000 (c)   38,447,588
Student Loan Marketing Association Notes (1.30%)
  5.44%-5.82%, 2/14/97-1/21/98                       2,250,000 (c)    2,250,743
U.S. Treasury Notes (3.48%)
  5.53%-5.71%, 3/31/97-4/30/97                       6,000,000        6,012,044
-------------------------------------------------------------------------------
Total Investment in Securities (cost:  $174,055,903)  (b)          $174,055,903
-------------------------------------------------------------------------------

Notes to Investments in Securities:

(a) Securities are valued in accordance with procedures described in note 2 to the financial statements.
(b)  Also represents cost for federal income tax purposes.
(c) All or a portion of the balance consists of securities with interest rates that reset at set intervals at rates that are based on specific market indices. Rate shown is the effective rate on January 31, 1997.

TAX-FREE MONEY MARKET FUND
Investments in Securities (unaudited)
January 31, 1997
                                                    Principal          Market
Name of Issuer (c)                                    Amount          Value (a)
-------------------------------------------------------------------------------
      (Percentages of each investment category relate to total net assets.)

Alabama (0.25%)
  Baldwin County Board of Ed. School Warrants
    Series C, 3.92%, 6/1/97, FSA Insured            $1,000,000       $1,003,758
                                                                    -----------
Arizona (0.20%)
  Board of Regents Refunding Rev. Series 1992,
    3.80%, 6/1/97, FGIC Insured                        800,000          803,561
                                                                    -----------
Arkansas (0.25%)
  Development Finance Authority
    Correction Facility Revenue,
      3.65%, 10/1/97, MBIA Insured                   1,000,000        1,000,000
                                                                    -----------
California (2.74%)
  Los Angeles Regional Airports
    Improvement Corp. Lease Revenue
      Series E, 3.65%, 12/1/24,
        LOC Wachovia Bank of Georgia                   300,000 (b)      300,000
      Series 1984E, 3.65%, 12/1/24,
        LOC Wachovia Bank of Georgia                   300,000 (b)      300,000
      School Cash Reserve Prog. Auth.
        1995 Pool Bond Series A, 4.02%, 7/2/97      10,300,000       10,334,330
                                                                    -----------
                                                                     10,934,330
                                                                    -----------
Colorado (4.17%)
  Adams County Family Housing Revenue
    (Hunters Cove Project) Series 1985A,
      3.70%, 1/15/14, LOC GECC                       7,500,000 (b)    7,500,000
  Arapahoe County (Dove Valley Metropolitan
    District) Series 1996B, 3.90%, 11/1/97,
      LOC Banque National De Paris                     820,000          820,000
  Denver City & County, 5.00%, 10/1/97               1,000,000        1,007,402
  Eagle County Revenue Bonds Series 1995,
    3.60%, 10/1/35, LOC Nationsbank Texas N.A.       6,000,000 (b)    6,000,000
  Greenwood Metro District G.O.,
    4.50%, 12/1/97, MBIA Insured                     1,310,000        1,320,585
                                                                    -----------
                                                                     16,647,987
                                                                    -----------
District of Columbia (0.28%)
  Washington D.C. G.O. Series A-4, 3.70%,
    10/1/07, LOC Toronto Dominion Bank               1,100,000 (b)    1,100,000
                                                                    -----------
Florida (7.30%)
  City of Orlando, 3.50%, 3/6/97                     2,100,000        2,100,000
  Dade County School Board
    Certificates of Participation Series A,
      3.70%, 5/1/97, AMBAC Insured                   1,685,000        1,685,000

              See accompanying notes to investments in securities.

TAX-FREE MONEY MARKET FUND
Investments in Securities (continued)
                                                    Principal          Market
Name of Issuer (c)                                    Amount          Value (a)
-------------------------------------------------------------------------------

Florida (continued)
  Housing Finance Authority MFHR Bonds
    (Oaks-Orange Park),
      3.55%, 7/1/07, LOC Chemical Bank              $2,580,000 (b)   $2,580,000
  Jacksonville Electric Authority
    3.45%-3.50%, 3/3/97-4/4/97                       9,400,000        9,400,000
    Series 3A, 3.60%, 4/1/97                         1,360,000        1,387,371
    Series E, 3.50%, 4/4/97                            900,000          900,000
  Orange County Cap. Improvement Notes,
    3.55%, 2/6/97-5/6/97                            10,000,000       10,000,000
  Palm Bay, 3.60%, 3/1/97, MBIA Insured              1,065,000        1,064,918
                                                                    -----------
                                                                     29,117,289
                                                                    -----------
Georgia (1.26%)
  Clayton County MFHR Series 1990
    (Kings Arena Apartment), 3.55%,
      1/1/21, FSA Insured                            2,215,000 (b)    2,215,000
  State of Georgia G.O., 3.82%, 5/1/97               2,750,001        2,824,580
                                                                    -----------
                                                                      5,039,580
                                                                    -----------
Hawaii (2.51%)
  Honolulu City & County,
    3.45%-3.55%, 2/7/97-4/4/97                      10,000,000       10,000,000
                                                                    -----------
Idaho (0.50%)
  State Health Facilities Authority Revenue
    (St. Luke's Regional Medical Center),
      3.70%, 5/1/22, LOC Credit Suisse               2,000,000 (b)    2,000,000
                                                                    -----------
Illinois (17.72%)
  City of Springfield Community Improvement Revenue
    Bonds Series 1985, (Realing Restoration Project),
      3.80%, 12/1/15                                 3,300,000 (b)    3,300,000
  City of Springfield MFHR
    (OT Center Limited Project), 3.75%, 12/1/15      7,700,000 (b)    7,700,000
  Development Finance Authority
    (A.E. Stanley Manufacturing), 3.50%, 12/1/05,
      LOC Union Bank of Switzerland                  1,600,000 (b)    1,600,000
  Development Finance Authority Series 1995
    (Latin School of Chicago), 3.60%, 6/1/30,
      LOC Bank of America                           13,900,000 (b)   13,900,000
  Education Facilities Authority
    Demand Revenue Bonds,
      3.50%, 12/1/25,
         LOC First National Bank of Chicago           2,900,000 (b)   2,900,000
      Series 1985B, 3.50%, 11/1/15,
         LOC First National Bank of Chicago           7,300,000 (b)   7,300,000
  Health Facilities Authority Demand Revenue Bonds
    Alexian Brothers Medical Center,
      3.50%, 3/10/97, MBIA Insured                    3,350,000       3,350,000
    University of Chicago Clinics,
      7.60%-8.00%, 8/1/05, MBIA Insured               3,655,000 (b)   3,803,368

              See accompanying notes to investments in securities.

TAX-FREE MONEY MARKET FUND
Investments in Securities (continued)
                                                    Principal          Market
Name of Issuer (c)                                    Amount          Value (a)
-------------------------------------------------------------------------------

Illinois (continued)
  Health Facilities Authority
    Healthcorp Affiliates Series 1990,
      3.70%, 11/1/20, LOC Rabobank Nederland        $3,400,000 (b)   $3,400,000
  Joliet Regional Port District IDR Bonds,
     3.75%, 7/15/03                                 13,695,000 (b)   13,695,000
  Lake County Community School District #60,
    3.65%, 12/1/97, FSA Insured                      1,000,000        1,024,611
  Peoria G.O. Series A,
    3.60%, 12/15/97, FGIC Insured                    1,290,000        1,299,701
  State Sales Tax Revenue
    Series C, 3.80%, 6/15/15                         2,000,000 (b)    2,061,413
    Series D, 3.73%, 6/15/09                         1,000,000 (b)    1,033,610
    Series E, 3.60%, 6/15/15                         1,000,000 (b)    1,035,996
  State Toll Highway Authority Revenue Bonds,
    Series 1993B, 3.50%, 1/1/10, MBIA Insured        3,300,000 (b)    3,300,000
                                                                    -----------
                                                                     70,703,699
                                                                    -----------
Indiana (3.48%)
  Health Facilities Financing Authority
    (Capital Access Designated Pool Program)
      3.50%, 12/1/02-1/1/12, LOC Comerica Bank       9,880,000 (b)    9,880,000
  State Hospital Equipment
    Finance Authority Revenue
      Series 1985A, 3.50%, 12/1/15, MBIA Insured     4,000,000 (b)    4,000,000
                                                                    -----------
                                                                     13,880,000
                                                                    -----------
Iowa (4.38%)
  Des Moines HFA (Small Business Loan Program),
    3.70%, 5/1/97, LOC Federal Home Loan Bank        6,635,000        6,635,000
  Higher Education Loan Authority
    Revenue Private College Facilities
      3.60%, 8/1/97, MBIA Insured                    1,015,000        1,018,164
  Mount Vernon Private College Project (Cornell)
    Series 1985, 3.50%, 10/1/15,
      LOC First Bank Minneapolis, NA                 3,200,000 (b)    3,200,000
  Polk County Hospital Revenue Bonds,
    3.55%, 12/1/05, MBIA Insured                     5,640,000 (b)    5,640,000
  State School Corporation Series 1996A,
    3.90%, 6/27/97, Capital Guaranty Insured         1,000,000        1,003,269
                                                                    -----------
                                                                     17,496,433
                                                                    -----------
Kansas (5.54%)
  City of Burlington PCR
    3.45%-3.60%, 2/5/97-2/19/97,
      LOC Toronto Dominion Bank                     15,900,000       15,900,000
    3.55%, 9/1/15, LOC Societe Generale              4,000,000 (b)    4,000,000
  State Development Finance Authority
    Health Facilities Revenue,
      (St. Lukes Shawnee Mission)
        5.00%, 11/15/97, MBIA Insured                2,190,000        2,213,399
                                                                    -----------
                                                                     22,113,399
                                                                    -----------

              See accompanying notes to investments in securities.

TAX-FREE MONEY MARKET FUND
Investments in Securities (continued)
                                                    Principal          Market
Name of Issuer (c)                                    Amount          Value (a)
-------------------------------------------------------------------------------

Louisiana (1.45%)
  Rapides Parish PCR
    (Central Louisiana Electric Co. Project),
      3.45%, 7/1/18, LOC Swiss Bank                 $1,000,000 (b)   $1,000,000
  State Public Facilities Authority,
      3.50%, 2/6/97                                  3,000,000        3,000,000
  West Baton Rouge Industrial District #3,
      3.50%, 2/5/97                                  1,800,000        1,800,000
                                                                    -----------
                                                                      5,800,000
                                                                    -----------
Maryland (3.80%)
  Anne Arundal County
    (Baltimore Gas & Electric), 3.60%, 4/2/97        9,000,000        9,000,000
  Montgomery County Housing Opportunity,
    3.65%, 11/1/07, LOC GECC                         2,000,000 (b)    2,000,000
  Montgomery County Public Improvement
    Series A-1, 3.80%, 7/1/07,
      Capital Guaranty Insured                       2,100,000 (b)    2,100,000
  State of Maryland G.O., 3.50%, 10/15/97            2,010,000 (b)    2,052,047
                                                                    -----------
                                                                     15,152,047
                                                                    -----------
Massachusetts (1.14%)
  Boston Hospital Revenues,
    3.47%, 8/15/97, FHA Insured                      1,000,000        1,017,229
  Commonwealth of Massachusetts G.O. Series 1990B,
    3.60%, 12/1/97, LOC National Westminster         1,000,000 (b)    1,000,000
  State Income Tax Fiscal Recovery Loan Bonds
    Series 1990A, 3.90%, 6/1/97, FGIC Insured        2,500,000        2,531,873
                                                                    -----------
                                                                      4,549,102
                                                                    -----------
Michigan (0.27%)
  School District of Ypsilanti G.O.,
    3.70%, 5/1/97, FGIC Insured                      1,075,000        1,074,847
                                                                    -----------
Minnesota (1.45%)
  Duluth Independent School Series A,
    (School District Credit Enhancement Program),
      3.90%, 9/30/97                                 1,000,000        1,000,633
  State Housing Finance Agency SFMR
    Series 1986A, 3.70%-3.85%, 8/1/11                2,475,000 (b)    2,475,000
  State Tax Certs. of Indebtedness Series A,
    (School District Credit Enhancement Program),
      3.95%, 8/19/97                                 2,300,000        2,306,633
                                                                    -----------
                                                                      5,782,266
                                                                    -----------
Missouri  (0.45%)
  State Environmental Improvement
    & Energy Resource Authority PCR
      (Monsanto Corporation), 3.60%, 2/1/09          1,800,000 (b)    1,800,000
                                                                    -----------

              See accompanying notes to investments in securities.

TAX-FREE MONEY MARKET FUND
Investments in Securities (continued)
                                                    Principal          Market
Name of Issuer (c)                                    Amount          Value (a)
-------------------------------------------------------------------------------

Montana (2.28%)
  State Health Facilities Authority Revenue Bonds
    Series A, 3.55%, 12/1/15, FGIC Insured          $9,105,000 (b)   $9,105,000
                                                                    -----------
Nebraska (2.41%)
  Investment Finance Auth. Hospital Rev. Bonds,
    3.55%, 12/1/15, FGIC Insured                     4,100,000 (b)    4,100,000
  Lincoln Electric System, 3.50%, 3/7/97             3,500,000        3,500,000
  Omaha Public Power District Electric Revenue,
    3.68%, 2/1/98                                    2,000,000        2,033,339
                                                                    -----------
                                                                      9,633,339
                                                                    -----------
Nevada (1.29%)
  Clark County Airport System Refunding
    Revenue Notes Series 1993A,
      3.50%, 7/1/12, MBIA Insured                    5,140,000 (b)    5,140,000
                                                                    -----------
New Jersey (2.36%)
  Economic Development Authority,
    3.76%, 12/1/04, LOC Credit Suisse                1,200,000 (b)    1,200,000
  Tax and Revenue Anticipation Notes
    3.50%, 2/4/97-2/11/97                            8,200,000        8,200,000
                                                                    -----------
                                                                      9,400,000
                                                                    -----------
New Mexico (1.13%)
  City of Albuquerque Revenue Bonds,
    3.55%, 7/1/22, LOC CIBC                          4,500,000 (b)    4,500,000
                                                                    -----------
New York (2.95%)
  Averill Park School District,
    3.75%, 6/15/97, FSA Insured                      1,180,000        1,184,765
  New York City G.O.
    3.75%, 10/1/20, FGIC Insured                     4,500,000 (b)    4,500,000
    Series 94-B, 3.75%, 8/15/19,
      LOC Dai Ichi Kangyo Bank                       1,800,000 (b)    1,800,000
    Series 1987C, 3.60%, 2/1/97, FGIC Insured        1,000,000        1,000,000
  New York City Water Finance Authority
    3.75%-3.85%, 6/15/97-6/15/25, FGIC Insured       2,800,000 (b)    2,805,880
    Series C, 3.65%, 6/15/23, FGIC Insured             500,000 (b)      500,000
                                                                    -----------
                                                                     11,790,645
                                                                    -----------
North Carolina (0.38%)
  Education Facilities Finance Agency Rev.
    (Bowman Gray School of Medicine),
      3.55%, 9/1/20, LOC Wachovia Bank               1,500,000 (b)    1,500,000
                                                                    -----------

              See accompanying notes to investments in securities.

TAX-FREE MONEY MARKET FUND
Investments in Securities (continued)
                                                    Principal          Market
Name of Issuer (c)                                    Amount          Value (a)
-------------------------------------------------------------------------------

North Dakota (1.21%)
  State Housing Finance Agency SFMR,
    3.70%, 1/1/16                                   $4,845,000 (b)   $4,845,000
                                                                    -----------
Ohio (1.28%)
  Air Quality Development Authority PCR,
    3.40%, 2/21/97, FGIC Insured                     3,000,000        3,000,000
  Akron Sewer System Revenue Bonds Series 1996,
    3.80%, 12/1/97, MBIA Insured                     1,000,000        1,009,654
  State Public Facilities Comm. Higher Education,
    3.73%, 5/1/97, AMBAC Insured                     1,100,000        1,106,596
                                                                    -----------
                                                                      5,116,250
                                                                    -----------
Oklahoma (0.25%)
  Garfield County Industrial Authority PCR,
    3.50%, 1/1/25                                    1,000,000 (b)    1,000,000
                                                                    -----------
Pennsylvania (9.17%)
  Beaver County IDA Pollution
    Control Revenue Bonds
      3.40%-3.50%, 2/18/97-3/10/97,
        LOC Swiss Bank                              10,000,000       10,000,000
  Lehigh County IDA
   (Allegheny Electric Coop.) Series 1985,
      3.50%, 12/1/15, LOC Rabobank Nederland         3,000,000 (b)    3,000,000
  Philadelphia IDA Series 1986
    (Charter Hospital Project),
      3.55%, 1/1/01, LOC Bankers Trust Co.           6,175,000 (b)    6,175,000
  Quakertown Hospital Authority,
    3.55%, 7/1/05, LOC PNC Bank                     16,400,000 (b)   16,400,000
  Water and Sewer System Revenue Sub.
    Series 1995B, 3.62%, 9/1/97, FSA Insured         1,000,000        1,002,120
                                                                    -----------
                                                                     36,577,120
                                                                    -----------
South Carolina (0.58%)
  Florence County Hospital Revenue
    (McLeod Regional Medical Center)
      Series 1985A, 3.50%, 11/1/15, FGIC Insured     2,300,000 (b)    2,300,000
                                                                    -----------
Tennessee (3.36%)
  Clarksville Public Building Authority Revenue
    Series 1990, 3.50%, 7/1/13, MBIA Insured         3,042,000 (b)    3,042,000
  Shelby County Public Improvement
    Series 1989A, 3.75%, 8/1/09                      1,000,000 (b)    1,032,901
  State of Tennessee G.O. Series A, 5.00%, 5/1/97    5,660,000        5,676,043
  Stewart County Bond Anticipation Notes G.O.,
    3.63%, 2/15/97                                   3,650,000        3,651,581
                                                                    -----------
                                                                     13,402,525
                                                                    -----------

              See accompanying notes to investments in securities.

TAX-FREE MONEY MARKET FUND
Investments in Securities (continued)
                                                    Principal          Market
Name of Issuer (c)                                    Amount          Value (a)
-------------------------------------------------------------------------------

Texas (4.21%)
  Arlington Independent School District
    Capital Appreciation Refunding Bonds,
      3.67%, 8/15/97, MBIA Insured                  $1,250,000       $1,225,857
  Austin Municipal Multiplier Refunding
    Series 1985, 3.95%, 9/1/97                       2,085,000        2,038,530
  First Colony Municipal Utility
    District #4 Refunding,
      4.00%, 4/1/97, MBIA Insured                      325,000          322,944
  Harris County Health Facilities
    Development Corp. Hospital Revenue,
      3.80%, 10/1/17                                 1,500,001 (b)    1,579,526
  Lone Star Airport Improvement,
    3.65%, 12/1/14, LOC Royal Bank of Canada         1,000,000 (b)    1,000,000
  Nueces River Authority PCR Series 1985,
    3.70%, 12/01/99, LOC Bank of Nova Scotia         4,000,000 (b)    4,000,000
  Pine Tree Independent School
    District Refunding, 3.85%, 2/15/97                 620,000          619,114
  State Tax Revenue Anticipation Notes
    Series 1996, 3.90%, 8/29/97                      6,000,000        6,027,250
                                                                    -----------
                                                                     16,813,221
                                                                    -----------
Utah (3.31%)
  State Board of Regents Student Loan Revenue Bonds
    Series B, 3.65%, 11/1/00, AMBAC Insured         13,200,000 (b)   13,200,000
                                                                    -----------
Washington (0.03%)
  State Health Care Facilities Authority Revenue
    Series A, 3.70%, 1/1/18,
      LOC Morgan Guaranty Trust                        100,000 (b)      100,000
                                                                    -----------
Wisconsin (1.47%)
  Housing and Economic Development Authority
    Home Ownership Revenue Bonds, 3.75%, 3/1/97      3,350,000        3,350,000
  Madison Metro School District Capital
    Improvement Notes G.O., 3.65%, 4/1/97            1,525,000        1,530,691
  Milwaukee Area Technical College G.O.
    Series B., 3.85%, 6/1/97                         1,000,000        1,003,657
                                                                    -----------
                                                                      5,884,348
                                                                    -----------
Wyoming (3.13%)
  Gillette, Campbell County,
    3.30%, 3/3/97, LOC Deutsche Bank                 1,000,000        1,000,000
  Lincoln County PCR
    Series 1984A, 3.65%, 11/1/14, Exxon Project      2,000,000 (b)    2,000,000
    Series 1984B, 3.65%, 11/1/14, Exxon Project      1,900,000 (b)    1,900,000
    Series 1984C, 3.65%, 11/1/14, Exxon Project      1,100,000 (b)    1,100,000

              See accompanying notes to investments in securities.

TAX-FREE MONEY MARKET FUND
Investments in Securities (continued)
                                                    Principal          Market
Name of Issuer (c)                                    Amount          Value (a)
-------------------------------------------------------------------------------

Wyoming (continued)
  Platte County PCR
    Series 1984A, 3.70%, 07/1/14,
      LOC Societe Generale                          $4,800,000 (b)   $4,800,000
    Series 1984B, 3.70%, 07/1/14,
       LOC Societe Generale                          1,700,000 (b)    1,700,000
                                                                    -----------
                                                                     12,500,000
-------------------------------------------------------------------------------
Total Investments in Securities (cost:  $398,805,746) (d)          $398,805,746
-------------------------------------------------------------------------------

Notes to Investments in Securities:

(a) Securities are valued in accordance with procedures described in note 2 to the financial statements.
(b) Interest rate varies to reflect current market conditions; rate shown is the effective rate on January 31, 1997. The maturity date shown represents final maturity. However, for purposes of Rule 2a-7, maturity is the next interest rate reset date at which time the security can be put back to the issuer.
(c)  Portfolio abbreviations:
                               AMBAC - American Municipal Bond Association
                                       Corporation
                                CIBC - Canadian Imperial Bank of Commerce
                                FGIC - Financial Guaranty Insurance Corporation
                                 FHA - Federal Housing Administration
                                 FSA - Financial Security Assurance Corporation
                                GECC - General Electric Capital Corporation
                                G.O. - General Obligation
                                 HFA - Housing Finance Authority
                                 IDA - Industrial Development Authority
                                 IDR - Industrial Development Revenue
                                 LOC - Letter of Credit
                                MBIA - Municipal Bond Insurance Association
                                MFHR - Multi-Family Housing Revenue
                                 PCR - Pollution Control Revenue
                                SFMR - Single Family Mortgage Revenue

(d)  Also represents cost for federal income tax purposes.